SHAREHOLDERS' EQUITY (Schedule of Option Activity by Price Range) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	2,323,634
Number of Options Exercisable	694,005
2.30-3.51 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 2.30
Exercise Prices, maximum	$ 3.51
Number of Options Outstanding	50,000
Weighted Average Remaining Contractual Life (Years)	6 months 4 days
Weighted Average Exercise Price	$ 3.27
Number of Options Exercisable	50,000
Weighted Average Exercise Price	$ 3.27
4.04-4.38 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 4.04
Exercise Prices, maximum	$ 4.38
Number of Options Outstanding	997,168
Weighted Average Remaining Contractual Life (Years)	3 years 4 months 18 days
Weighted Average Exercise Price	$ 4.23
Number of Options Exercisable	300,000
Weighted Average Exercise Price	$ 4.38
5.12-5.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 5.12
Exercise Prices, maximum	$ 5.99
Number of Options Outstanding	299,336
Weighted Average Remaining Contractual Life (Years)	3 years 1 month 12 days
Weighted Average Exercise Price	$ 5.80
Number of Options Exercisable	33,334
Weighted Average Exercise Price	$ 5.61
6.04-6.93 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 6.04
Exercise Prices, maximum	$ 6.93
Number of Options Outstanding	229,004
Weighted Average Remaining Contractual Life (Years)	2 years 8 months
Weighted Average Exercise Price	$ 6.65
Number of Options Exercisable	145,670
Weighted Average Exercise Price	$ 6.62
7.11-7.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 7.11
Exercise Prices, maximum	$ 7.85
Number of Options Outstanding	354,792
Weighted Average Remaining Contractual Life (Years)	3 years 1 month 12 days
Weighted Average Exercise Price	$ 7.47
Number of Options Exercisable	121,667
Weighted Average Exercise Price	$ 7.49
9.14-9.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 9.14
Exercise Prices, maximum	$ 9.98
Number of Options Outstanding	393,334
Weighted Average Remaining Contractual Life (Years)	4 years 6 months 10 days
Weighted Average Exercise Price	$ 9.80
Number of Options Exercisable	43,334
Weighted Average Exercise Price	$ 9.98